UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.2%
Industrials - 22.4%
Aerospace & Defense - 2.5%
Hexcel Corp. (a)	657,691	$20,059,576
KEYW Holding Corp. (The) (a) (b)	825,070	11,212,701

		31,272,277

Commercial Services & Supplies - 1.2%
Interface, Inc.	860,460	14,404,100

Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	834,835	16,129,012

Electrical Equipment - 0.3%
Thermon Group Holdings, Inc. (a)	214,684	4,207,806

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	236,604	15,348,502

Machinery - 8.8%
Actuant Corp. - Class A	448,350	14,033,355
Chart Industries, Inc. (a)	234,838	19,916,611
IDEX Corp.	264,080	13,740,082
Lincoln Electric Holdings, Inc.	290,980	15,352,105
Middleby Corp. (a)	121,910	18,235,298
RBC Bearings, Inc. (a)	246,388	11,851,263
Valmont Industries, Inc.	116,102	16,919,544

		110,048,258

Marine - 1.5%
Kirby Corp. (a)	244,727	18,327,605

Professional Services - 2.4%
Advisory Board Co. (The) (a)	332,343	16,334,659
TrueBlue, Inc. (a)	669,988	13,882,151

		30,216,810

Road & Rail - 1.8%
Genesee & Wyoming, Inc. - Class A (a) (b)	264,960	22,574,592

Trading Companies & Distributors - 1.4%
United Rentals, Inc. (a)	333,560	17,548,592

		280,077,554

Information Technology - 20.7%
Communications Equipment - 3.1%
Aruba Networks, Inc. (a)	857,670	19,288,998
Ciena Corp. (a)	889,049	13,300,173
Finisar Corp. (a) (b)	479,470	6,156,395

		38,745,566

Computers & Peripherals - 0.5%
Synaptics, Inc. (a)	144,560	5,960,209

Internet Software & Services - 4.7%
CoStar Group, Inc. (a)	202,481	21,950,965

Company	Shares	U.S. $ Value
Dealertrack Technologies, Inc. (a)	658,794	18,347,413
Demandware, Inc. (a) (b)	311,730	8,510,229
ExactTarget, Inc. (a)	496,424	9,719,982

		58,528,589

Semiconductors & Semiconductor Equipment - 5.7%
Cavium, Inc. (a)	462,320	14,539,964
Fairchild Semiconductor International, Inc. (a)	1,118,342	14,426,612
Semtech Corp. (a)	584,380	18,741,066
Teradyne, Inc. (a)	668,410	10,988,660
Veeco Instruments, Inc. (a) (b)	311,623	11,863,488

		70,559,790

Software - 6.7%
Aspen Technology, Inc. (a)	523,751	15,963,931
Cadence Design Systems, Inc. (a)	1,277,895	17,634,951
FleetMatics Group PLC (a)	509,907	11,967,517
Fortinet, Inc. (a)	348,114	6,252,127
Guidewire Software, Inc. (a)	399,969	16,030,758
PTC, Inc. (a)	565,160	13,569,492
SolarWinds, Inc. (a)	53,138	2,702,067

		84,120,843

		257,914,997

Health Care - 20.5%
Biotechnology - 6.1%
Ariad Pharmaceuticals, Inc. (a)	170,578	3,048,229
Celldex Therapeutics, Inc. (a)	346,877	4,526,745
Cepheid, Inc. (a)	134,425	5,125,625
Cubist Pharmaceuticals, Inc. (a)	285,351	13,103,318
Hyperion Therapeutics, Inc. (a) (b)	169,836	3,642,982
Infinity Pharmaceuticals, Inc. (a)	111,231	4,792,944
Intercept Pharmaceuticals, Inc. (a) (b)	100,639	3,426,758
Onyx Pharmaceuticals, Inc. (a)	166,370	15,771,876
Pharmacyclics, Inc. (a)	54,950	4,478,425
Puma Biotechnology, Inc. (a)	153,557	4,941,464
Sarepta Therapeutics, Inc. (a) (b)	79,820	2,317,973
Synageva BioPharma Corp. (a)	92,192	4,765,404
TESARO, Inc. (a) (b)	230,027	6,328,043

		76,269,786

Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	176,780	5,854,954
HeartWare International, Inc. (a) (b)	161,327	15,680,984
Sirona Dental Systems, Inc. (a)	229,742	16,895,227

		38,431,165

Health Care Providers & Services - 5.7%
Acadia Healthcare Co., Inc. (a)	598,577	18,885,104

Company	Shares	U.S. $ Value
IPC The Hospitalist Co., Inc. (a)	270,229	12,327,847
Mednax, Inc. (a)	157,510	13,975,862
Team Health Holdings, Inc. (a)	431,781	16,096,796
WellCare Health Plans, Inc. (a)	170,189	9,923,721

		71,209,330

Health Care Technology - 0.7%
Vocera Communications, Inc. (a) (b)	459,621	9,100,496

Life Sciences Tools & Services - 1.2%
ICON PLC (a)	448,205	14,396,344

Pharmaceuticals - 3.7%
Akorn, Inc. (a)	877,795	13,210,815
Jazz Pharmaceuticals PLC (a)	251,940	14,700,699
Optimer Pharmaceuticals, Inc. (a) (b)	375,738	5,801,395
Pacira Pharmaceuticals, Inc./DE (a) (b)	225,223	6,502,188
Repros Therapeutics, Inc. (a) (b)	306,480	6,233,803

		46,448,900

		255,856,021

Consumer Discretionary - 18.9%
Distributors - 1.1%
LKQ Corp. (a)	586,477	14,122,366

Diversified Consumer Services - 2.7%
Bright Horizons Family Solutions, Inc. (a)	455,787	14,785,730
Grand Canyon Education, Inc. (a)	730,694	18,683,846

		33,469,576

Hotels, Restaurants & Leisure - 1.9%
Orient-Express Hotels Ltd. - Class A (a)	854,264	8,628,066
Panera Bread Co. - Class A (a)	86,385	15,310,014

		23,938,080

Internet & Catalog Retail - 2.0%
HomeAway, Inc. (a)	427,661	13,065,043
Shutterfly, Inc. (a)	258,681	11,519,065

		24,584,108

Media - 1.7%
National CineMedia, Inc.	757,691	12,304,902
Pandora Media, Inc. (a) (b)	625,460	8,712,658

		21,017,560

Specialty Retail - 9.5%
Cabela’s, Inc. (a)	365,660	23,475,372
Conn’s, Inc. (a) (b)	410,480	17,777,889
Dick’s Sporting Goods, Inc.	213,530	10,270,793
Five Below, Inc. (a) (b)	272,322	9,800,869
Francesca’s Holdings Corp. (a)	656,888	18,760,721
Hibbett Sports, Inc. (a)	298,823	16,390,442

Company	Shares	U.S. $ Value
Lumber Liquidators Holdings, Inc. (a) (b)	278,820	22,852,087

		119,328,173

		236,459,863

Energy - 6.5%
Energy Equipment & Services - 3.7%
Dril-Quip, Inc. (a)	156,800	13,125,728
Forum Energy Technologies, Inc. (a) (b)	208,218	5,790,543
Oceaneering International, Inc.	245,500	17,226,735
Oil States International, Inc. (a)	115,278	10,301,242

		46,444,248

Oil, Gas & Consumable Fuels - 2.8%
Laredo Petroleum Holdings, Inc. (a)	626,742	10,779,962
Matador Resources Co. (a)	788,740	7,784,864
Oasis Petroleum, Inc. (a)	466,820	15,979,249

		34,544,075

		80,988,323

Financials - 4.9%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	90,490	14,087,483
Stifel Financial Corp. (a)	377,593	12,166,046

		26,253,529

Commercial Banks - 2.8%
Iberiabank Corp.	267,065	12,183,505
Signature Bank/New York NY (a)	180,399	12,918,373
SVB Financial Group (a)	144,710	10,290,328

		35,392,206

		61,645,735

Materials - 1.6%
Chemicals - 1.6%
PolyOne Corp.	869,570	19,591,412

Consumer Staples - 0.7%
Food & Staples Retailing - 0.7%
Chefs’ Warehouse, Inc. (The) (a) (b)	489,914	9,009,518

Total Common Stocks (cost $1,013,414,558)		1,201,543,423

SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 3.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $42,659,575)	42,659,575	42,659,575

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $1,056,074,133)		1,244,202,998

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.2%
Investment Companies - 7.2%
AllianceBernstein Exchange Reserves - Class I, 0.09%(c) (cost $89,843,072)	89,843,072	89,843,072

Total Investments - 106.8% (cost $1,145,917,205)(d)		1,334,046,070
Other assets less liabilities - (6.8)%		(84,739,147)

Net Assets - 100.0%		$1,249,306,923

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $207,252,443 and gross unrealized depreciation of investments was $(19,123,578), resulting in net unrealized appreciation of $188,128,865.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Small Cap Growth Portfolio

April 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,201,543,423		$	– 0	–	$	– 0	–	$1,201,543,423
Short-Term Investments	42,659,575			– 0	–		– 0	–	42,659,575
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	89,843,072			– 0	–		– 0	–	89,843,072

Total Investments in Securities	1,334,046,070			– 0	–		– 0	–	1,334,046,070
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,334,046,070		$	– 0	–	$	– 0	–	$1,334,046,070

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Market Neutral Strategy - U.S.

Portfolio of Investments

April 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Industrials - 15.9%
Aerospace & Defense - 3.3%
Northrop Grumman Corp.	1,243	$94,145
Raytheon Co. (a)	1,419	87,098

		181,243

Air Freight & Logistics - 1.7%
United Parcel Service, Inc.-Class B (a)	1,087	93,308

Airlines - 0.6%
United Continental Holdings, Inc. (b)	961	31,040

Commercial Services & Supplies - 2.6%
Cintas Corp. (a)	1,625	72,914
Stericycle, Inc. (a)(b)	380	41,161
Tyco International Ltd.	942	30,257

		144,332

Construction & Engineering - 0.5%
Aecom Technology Corp. (b)	944	27,442

Electrical Equipment - 1.9%
Hubbell, Inc.-Class B (a)	437	41,935
Rockwell Automation, Inc. (a)	707	59,939

		101,874

Industrial Conglomerates - 1.1%
Danaher Corp. (a)	955	58,198

Machinery - 4.2%
Dover Corp.	420	28,972
Ingersoll-Rand PLC	933	50,195
ITT Corp. (a)	1,078	29,753
Pall Corp. (a)	1,060	70,713
Toro Co. (The)	1,101	49,556

		229,189

		866,626

Financials - 14.0%
Capital Markets - 2.4%
American Capital Ltd. (a)(b)	4,978	75,317
SEI Investments Co. (a)	1,808	51,817

		127,134

Commercial Banks - 2.9%
East West Bancorp, Inc.	2,381	57,930
US Bancorp	1,325	44,096
Wells Fargo & Co. (a)	1,482	56,286

		158,312

Consumer Finance - 0.9%
Discover Financial Services (a)	1,159	50,695

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.0%
JPMorgan Chase & Co. (a)	1,114	54,597

Insurance - 6.8%
Allied World Assurance Co. Holdings AG (a)	776	70,469
Allstate Corp. (The)	781	38,472
American International Group, Inc. (a)(b)	1,309	54,219
Aspen Insurance Holdings Ltd.	1,046	39,947
Assurant, Inc. (a)	832	39,553
Chubb Corp. (The) (a)	575	50,640
Everest Re Group Ltd.	259	34,962
Reinsurance Group of America, Inc.-Class A	653	40,845

		369,107

		759,845

Consumer Staples - 13.6%
Beverages - 1.7%
Brown-Forman Corp.-Class B (a)	715	50,407
PepsiCo, Inc.	516	42,555

		92,962

Food & Staples Retailing - 3.8%
Costco Wholesale Corp. (a)	949	102,900
Kroger Co. (The) (a)	2,962	101,834

		204,734

Food Products - 6.0%
Bunge Ltd.	714	51,558
ConAgra Foods, Inc. (a)	1,534	54,258
JM Smucker Co. (The) (a)	848	87,539
Smithfield Foods, Inc. (b)	1,719	44,006
Tyson Foods, Inc.-Class A (a)	3,732	91,919

		329,280

Household Products - 0.9%
Energizer Holdings, Inc.	520	50,227

Tobacco - 1.2%
Altria Group, Inc. (a)	1,771	64,659

		741,862

Consumer Discretionary - 13.2%
Distributors - 0.5%
Genuine Parts Co.	342	26,105

Hotels, Restaurants & Leisure - 1.9%
Dunkin’ Brands Group, Inc.	805	31,242
International Game Technology	2,007	34,019
Starbucks Corp.	611	37,173

		102,434

Household Durables - 1.4%
Jarden Corp. (a)(b)	1,753	78,903

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp. (b)	1,707	36,342

Media - 1.1%
Discovery Communications, Inc.-Class C (b)	458	32,468
Starz - Liberty Capital (b)	1,225	28,640

		61,108

Multiline Retail - 1.5%
Big Lots, Inc. (b)	901	32,815
Nordstrom, Inc. (a)	880	49,799

		82,614

Specialty Retail - 3.2%
Home Depot, Inc. (The) (a)	1,069	78,411
TJX Cos., Inc. (a)	1,908	93,053

		171,464

Textiles, Apparel & Luxury Goods - 2.9%
Carter’s, Inc. (a)(b)	1,057	69,117
Hanesbrands, Inc. (b)	650	32,604
NIKE, Inc.-Class B	855	54,378

		156,099

		715,069

Health Care - 11.5%
Biotechnology - 2.2%
Amgen, Inc. (a)	629	65,548
Gilead Sciences, Inc. (a)(b)	1,045	52,919

		118,467

Health Care Equipment & Supplies - 0.9%
Becton Dickinson and Co. (a)	499	47,056

Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.-Class A (a)	1,656	89,622
McKesson Corp. (a)	468	49,524
WellPoint, Inc. (a)	738	53,815

		192,961

Life Sciences Tools & Services - 0.6%
Illumina, Inc. (b)	471	30,469

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	822	32,650
Eli Lilly & Co. (a)	1,328	73,545
Merck & Co., Inc.	1,136	53,392
Pfizer, Inc. (a)	2,623	76,250

		235,837

		624,790

Company	Shares	U.S. $ Value
Information Technology - 10.8%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	2,683	56,129

Electronic Equipment, Instruments & Components - 1.0%
Ingram Micro, Inc.-Class A (a)(b)	3,074	54,748

Internet Software & Services - 1.0%
AOL, Inc. (a)(b)	1,419	54,830

IT Services - 3.3%
DST Systems, Inc. (a)	798	55,182
Fiserv, Inc. (a)(b)	410	37,355
Visa, Inc.-Class A (a)	501	84,398

		176,935

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc. (a)	1,629	71,660
Applied Materials, Inc.	1,915	27,786
KLA-Tencor Corp.	559	30,326

		129,772

Software - 2.1%
Intuit, Inc.	545	32,504
Microsoft Corp. (a)	2,473	81,856

		114,360

		586,774

Energy - 9.3%
Energy Equipment & Services - 3.6%
Diamond Offshore Drilling, Inc. (a)	1,120	77,392
National Oilwell Varco, Inc. (a)	855	55,763
Schlumberger Ltd. (a)	842	62,670

		195,825

Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp. (a)	628	53,230
Chevron Corp. (a)	427	52,098
Concho Resources, Inc. (a)(b)	648	55,812
Exxon Mobil Corp. (a)	999	88,901
Noble Energy, Inc. (a)	518	58,684

		308,725

		504,550

Materials - 6.4%
Chemicals - 5.8%
Ecolab, Inc. (a)	633	53,564
Monsanto Co. (a)	848	90,583
PPG Industries, Inc. (a)	493	72,540
Sherwin-Williams Co. (The) (a)	380	69,582
WR Grace & Co. (b)	359	27,683

		313,952

Company	Shares	U.S. $ Value
Containers & Packaging - 0.6%
Ball Corp. (a)	814	35,914

		349,866

Utilities - 3.7%
Electric Utilities - 1.6%
Southern Co. (The) (a)	1,837	88,599

Independent Power Producers & Energy Traders - 1.1%
AES Corp./VA	4,288	59,432

Multi-Utilities - 1.0%
Consolidated Edison, Inc. (a)	833	53,020

		201,051

Total Common Stocks (cost $4,662,606)		5,350,433

SHORT-TERM INVESTMENTS - 40.0%
Investment Companies - 40.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $2,171,906)	2,171,906	2,171,906

Total Investments Before Securities Sold Short - 138.4% (cost $6,834,512)		7,522,339

SECURITIES SOLD SHORT - (92.0)%
COMMON STOCKS - (87.3)%
Industrials - (14.3)%
Aerospace & Defense - (1.8)%
Honeywell International, Inc.	(671)	(49,345)
United Technologies Corp.	(545)	(49,753)

		(99,098)

Air Freight & Logistics - (0.8)%
FedEx Corp.	(468)	(43,997)

Airlines - (1.0)%
Southwest Airlines Co.	(3,921)	(53,718)

Commercial Services & Supplies - (0.8)%
Waste Management, Inc.	(1,058)	(43,357)

Construction & Engineering - (0.7)%
Quanta Services, Inc. (b)	(1,407)	(38,664)

Electrical Equipment - (0.9)%
AMETEK, Inc.	(1,135)	(46,206)

Industrial Conglomerates - (1.8)%
3M Co.	(485)	(50,784)
General Electric Co.	(2,137)	(47,634)

		(98,418)

Machinery - (4.7)%
Illinois Tool Works, Inc.	(1,156)	(74,631)
PACCAR, Inc.	(911)	(45,350)

Company	Shares	U.S. $ Value
Parker Hannifin Corp.	(637)	(56,419)
Stanley Black & Decker, Inc.	(614)	(45,933)
Xylem, Inc.	(1,182)	(32,801)

		(255,134)

Professional Services - (0.5)%
IHS, Inc.-Class A (b)	(273)	(26,598)

Trading Companies & Distributors - (1.3)%
WW Grainger, Inc.	(291)	(71,723)

		(776,913)

Consumer Discretionary - (13.4)%
Distributors - (0.6)%
LKQ Corp. (b)	(1,296)	(31,208)

Hotels, Restaurants & Leisure - (2.5)%
Chipotle Mexican Grill, Inc.-Class A (b)	(119)	(43,220)
Darden Restaurants, Inc.	(666)	(34,385)
Yum! Brands, Inc.	(893)	(60,831)

		(138,436)

Media - (1.1)%
DIRECTV (b)	(1,087)	(61,481)

Multiline Retail - (2.1)%
Dollar General Corp. (b)	(659)	(34,327)
Family Dollar Stores, Inc.	(798)	(48,973)
Macy’s, Inc.	(745)	(33,227)

		(116,527)

Specialty Retail - (4.1)%
AutoZone, Inc. (b)	(141)	(57,682)
Bed Bath & Beyond, Inc. (b)	(613)	(42,174)
L Brands, Inc.	(1,056)	(53,233)
Tiffany & Co.	(564)	(41,555)
Ulta Salon Cosmetics & Fragrance, Inc. (b)	(307)	(26,909)

		(221,553)

Textiles, Apparel & Luxury Goods - (3.0)%
Fossil, Inc. (b)	(354)	(34,734)
Lululemon Athletica, Inc. (b)	(607)	(46,211)
Under Armour, Inc.-Class A (b)	(519)	(29,625)
VF Corp.	(285)	(50,793)

		(161,363)

		(730,568)

Consumer Staples - (11.7)%
Beverages - (2.8)%
Coca-Cola Co. (The)	(1,331)	(56,341)
Molson Coors Brewing Co.-Class B	(1,230)	(63,468)
Monster Beverage Corp. (b)	(507)	(28,595)

		(148,404)

Company	Shares	U.S. $ Value
Food & Staples Retailing - (1.1)%
Sysco Corp.	(1,742)	(60,726)

Food Products - (3.2)%
General Mills, Inc.	(1,124)	(56,672)
McCormick & Co., Inc./MD	(911)	(65,538)
Mondelez International, Inc.-Class A	(1,662)	(52,270)

		(174,480)

Household Products - (1.9)%
Church & Dwight Co., Inc.	(960)	(61,334)
Colgate-Palmolive Co.	(343)	(40,958)

		(102,292)

Tobacco - (2.7)%
Lorillard, Inc.	(989)	(42,418)
Philip Morris International, Inc.	(533)	(50,949)
Reynolds American, Inc.	(1,137)	(53,917)

		(147,284)

		(633,186)

Financials - (11.2)%
Capital Markets - (2.9)%
Bank of New York Mellon Corp. (The)	(1,953)	(55,114)
Northern Trust Corp.	(1,066)	(57,479)
TD Ameritrade Holding Corp.	(2,384)	(47,465)

		(160,058)

Commercial Banks - (2.9)%
BB&T Corp.	(2,003)	(61,632)
M&T Bank Corp.	(408)	(40,882)
PNC Financial Services Group, Inc.	(772)	(52,403)

		(154,917)

Insurance - (4.7)%
Aflac, Inc.	(975)	(53,079)
Berkshire Hathaway, Inc.-Class B (b)	(501)	(53,266)
Loews Corp.	(1,142)	(51,013)
Principal Financial Group, Inc.	(1,110)	(40,071)
Willis Group Holdings PLC	(1,411)	(55,989)

		(253,418)

Real Estate Investment Trusts (REITs) - (0.7)%
American Capital Agency Corp.	(1,191)	(39,672)

		(608,065)

Information Technology - (10.6)%
Electronic Equipment, Instruments & Components - (1.3)%
Amphenol Corp.-Class A	(516)	(38,968)
Corning, Inc.	(2,133)	(30,929)

		(69,897)

Internet Software & Services - (0.6)%
Rackspace Hosting, Inc. (b)	(647)	(31,186)

Company	Shares	U.S. $ Value
IT Services - (5.8)%
Alliance Data Systems Corp. (b)	(352)	(60,463)
Amdocs Ltd.	(1,269)	(45,303)
Automatic Data Processing, Inc.	(933)	(62,828)
Cognizant Technology Solutions Corp.-Class A (b)	(572)	(37,066)
Fidelity National Information Services, Inc.	(1,344)	(56,515)
Paychex, Inc.	(1,458)	(53,086)

		(315,261)

Semiconductors & Semiconductor Equipment - (2.5)%
Avago Technologies Ltd.	(1,281)	(40,941)
Lam Research Corp. (b)	(1,238)	(57,220)
Maxim Integrated Products, Inc.	(1,270)	(39,281)

		(137,442)

Software - (0.4)%
VMware, Inc.-Class A (b)	(328)	(23,124)

		(576,910)

Energy - (9.7)%
Energy Equipment & Services - (2.4)%
Baker Hughes, Inc.	(1,593)	(72,306)
FMC Technologies, Inc. (b)	(1,086)	(58,970)

		(131,276)

Oil, Gas & Consumable Fuels - (7.3)%
ConocoPhillips	(1,297)	(78,404)
Devon Energy Corp.	(713)	(39,258)
Kinder Morgan, Inc./DE	(1,024)	(40,038)
Murphy Oil Corp.	(1,205)	(74,819)
Southwestern Energy Co. (b)	(1,510)	(56,504)
Spectra Energy Corp.	(1,763)	(55,587)
Ultra Petroleum Corp. (b)	(2,378)	(50,889)

		(395,499)

		(526,775)

Health Care - (8.6)%
Biotechnology - (0.6)%
Regeneron Pharmaceuticals, Inc. (b)	(160)	(34,422)

Health Care Equipment & Supplies - (1.9)%
DENTSPLY International, Inc.	(706)	(29,899)
Hologic, Inc. (b)	(2,181)	(44,427)
St Jude Medical, Inc.	(680)	(28,030)

		(102,356)

Health Care Providers & Services - (1.7)%
Laboratory Corp. of America Holdings (b)	(321)	(29,969)
Quest Diagnostics, Inc.	(662)	(37,290)
Universal Health Services, Inc.-Class B	(400)	(26,636)

		(93,895)

Life Sciences Tools & Services - (0.8)%
Agilent Technologies, Inc.	(965)	(39,990)

Company	Shares	U.S. $ Value
Pharmaceuticals - (3.6)%
Actavis, Inc. (b)	(299)	(31,613)
Allergan, Inc./United States	(421)	(47,804)
Forest Laboratories, Inc. (b)	(946)	(35,390)
Johnson & Johnson	(568)	(48,411)
Perrigo Co.	(281)	(33,554)

		(196,772)

		(467,435)

Materials - (6.8)%
Chemicals - (5.5)%
Air Products & Chemicals, Inc.	(394)	(34,262)
Ashland, Inc.	(301)	(25,648)
Dow Chemical Co. (The)	(1,444)	(48,966)
EI du Pont de Nemours & Co.	(896)	(48,841)
FMC Corp.	(847)	(51,413)
Praxair, Inc.	(495)	(56,578)
Sigma-Aldrich Corp.	(379)	(29,824)

		(295,532)

Containers & Packaging - (1.3)%
Crown Holdings, Inc. (b)	(993)	(42,381)
MeadWestvaco Corp.	(838)	(28,895)

		(71,276)

		(366,808)

Utilities - (1.0)%
Electric Utilities - (1.0)%
OGE Energy Corp.	(782)	(56,640)

Total Common Stocks (proceeds $4,291,183)		(4,743,300)

Investment Companies - (4.7)%
Funds and Investment Trusts - (4.7)%
SPDR S&P 500 ETF Trust (proceeds $232,964)	(1,606)	(256,446)

Total Securities Sold Short (proceeds $4,524,147)		(4,999,746)

Total Investments, Net of Securities Sold Short - 46.4% (cost $2,310,365) (d)		2,522,593
Other assets less liabilities - 53.6%		2,913,219

Net Assets - 100.0%		$5,435,812

(a)	Securities, or a portion thereof, with an aggregate market value of $3,113,722 have been segregated to collateralize short sales.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $703,666 and gross unrealized depreciation of investments was $(491,438), resulting in net unrealized appreciation of $212,228.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Market Neutral Strategy - U.S.

April 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of April 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$5,350,433		$	– 0	–	$	– 0	–	$5,350,433
Short-Term Investments	2,171,906			– 0	–		– 0	–	2,171,906
Liabilities:
Common Stocks*	(4,743,300)								(4,743,300)
Investment Companies	(256,446)			– 0	–		– 0	–	(256,446)

Total Investments in Securities	2,522,593			– 0	–		– 0	–	2,522,593
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,522,593		$	– 0	–	$	– 0	–	$2,522,593

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all Portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Market Neutral Strategy - Global

Portfolio of Investments

April 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 103.8%
Financials - 19.7%
Capital Markets - 2.1%
Aberdeen Asset Management PLC	14,287	$99,728
American Capital Ltd. (a)(b)	10,444	158,018
Azimut Holding SpA	5,012	93,279
Partners Group Holding AG (a)	700	179,595
SEI Investments Co. (a)	3,794	108,736

		639,356

Commercial Banks - 6.1%
Barclays PLC (a)	33,663	150,220
BNP Paribas SA (a)	3,200	178,425
Chiba Bank Ltd. (The) (a)	13,500	104,823
China Construction Bank Corp.-Class H	165,000	138,486
Commonwealth Bank of Australia (a)	848	64,635
East West Bancorp, Inc. (a)	4,995	121,528
Hyakugo Bank Ltd. (The)	11,000	55,068
Industrial & Commercial Bank of China Ltd.-Class H	151,000	106,441
Mitsubishi UFJ Financial Group, Inc. (a)	20,600	139,768
Mizuho Financial Group, Inc. (a)	59,700	131,367
National Bank of Canada	1,577	119,201
Royal Bank of Canada	1,158	69,863
Toronto-Dominion Bank (The) (a)	1,845	151,252
US Bancorp (a)	2,780	92,518
Wells Fargo & Co. (a)	2,956	112,269
Westpac Banking Corp.	2,598	91,138

		1,827,002

Consumer Finance - 0.4%
Discover Financial Services (a)	2,433	106,419

Diversified Financial Services - 1.3%
Investor AB	2,640	78,294
JPMorgan Chase & Co. (a)	3,266	160,066
ORIX Corp. (a)	9,900	151,909

		390,269

Insurance - 6.9%
AIA Group Ltd. (a)	33,000	146,799
Allied World Assurance Co. Holdings AG (a)	1,629	147,930
Allstate Corp. (The) (a)	1,640	80,786
American International Group, Inc. (a)(b)	2,746	113,739
Aspen Insurance Holdings Ltd.	2,195	83,827
Assurant, Inc. (a)	1,747	83,052
Chubb Corp. (The) (a)	1,208	106,389
Everest Re Group Ltd. (a)	545	73,570
Great Eastern Holdings Ltd.	10,000	144,186
Great-West Lifeco, Inc.	4,804	130,466
Hannover Rueckversicherung SE (a)	2,700	228,437
Insurance Australia Group Ltd.	10,170	61,402
Mediolanum SpA	19,162	129,124

Company	Shares	U.S. $ Value
PICC Property & Casualty Co., Ltd.	134,000	172,425
Reinsurance Group of America, Inc.-Class A (a)	1,370	85,694
Suncorp Group Ltd.	7,477	100,702
Swiss Life Holding AG (a)(b)	659	104,401
Tokio Marine Holdings, Inc. (a)	3,000	95,339

		2,088,268

Real Estate Investment Trusts (REITs) - 0.6%
Boardwalk Real Estate Investment Trust	1,546	101,082
Goodman Group	16,153	87,375

		188,457

Real Estate Management & Development - 2.3%
CapitaLand Ltd. (a)	52,000	158,582
Daito Trust Construction Co., Ltd. (a)	1,100	106,657
Hopson Development Holdings Ltd. (b)	56,000	94,026
New World Development Co., Ltd. (a)	102,000	177,515
Wheelock & Co., Ltd. (a)	28,500	159,369

		696,149

		5,935,920

Industrials - 17.0%
Aerospace & Defense - 1.7%
Bombardier, Inc.	30,423	120,792
Northrop Grumman Corp. (a)	2,609	197,606
Raytheon Co. (a)	2,978	182,789

		501,187

Air Freight & Logistics - 1.2%
Singapore Post Ltd. (a)	152,000	159,289
United Parcel Service, Inc.-Class B (a)	2,282	195,887

		355,176

Airlines - 1.0%
Deutsche Lufthansa AG (REG) (a)	4,866	97,429
Norwegian Air Shuttle AS (b)	1,190	57,233
Qantas Airways Ltd. (b)	44,627	87,950
United Continental Holdings, Inc. (a)(b)	2,016	65,117

		307,729

Building Products - 0.4%
LIXIL Group Corp. (a)	5,000	112,407

Commercial Services & Supplies - 3.4%
Brambles Ltd. (a)	11,657	105,540
Cintas Corp. (a)	3,409	152,962
Dai Nippon Printing Co., Ltd.	14,000	137,083
Rentokil Initial PLC (a)	89,103	131,407
Securitas AB (a)	8,870	87,284
Serco Group PLC (a)	22,761	219,042
Sohgo Security Services Co., Ltd.	3,600	57,573

Company	Shares	U.S. $ Value
Stericycle, Inc. (a)(b)	758	82,107
Tyco International Ltd. (a)	1,976	63,469

		1,036,467

Construction & Engineering - 0.7%
Aecom Technology Corp. (a)(b)	1,883	54,739
China Railway Group Ltd. (a)	311,000	164,161

		218,900

Electrical Equipment - 1.2%
Hubbell, Inc.-Class B (a)	872	83,677
Rockwell Automation, Inc. (a)	1,484	125,813
Sumitomo Electric Industries Ltd. (a)	10,700	142,296

		351,786

Industrial Conglomerates - 1.6%
Danaher Corp. (a)	3,611	220,054
Hutchison Whampoa Ltd.	9,900	107,513
Koninklijke Philips Electronics NV (a)	6,056	167,618

		495,185

Machinery - 3.0%
Dover Corp. (a)	882	60,840
Ingersoll-Rand PLC (a)	1,959	105,394
ITT Corp. (a)	2,150	59,340
NTN Corp.	37,000	94,356
Pall Corp. (a)	2,224	148,363
Schindler Holding AG (REG) (a)	1,600	234,339
SMC Corp./Japan (a)	520	104,246
Toro Co. (The) (a)	2,196	98,842

		905,720

Professional Services - 1.1%
Randstad Holding NV	3,201	133,432
Skilled Group Ltd.	22,636	66,942
WS Atkins PLC	8,968	125,772

		326,146

Road & Rail - 1.4%
Canadian Pacific Railway Ltd.	771	96,091
East Japan Railway Co. (a)	1,200	101,300
Seino Holdings Co Ltd. (a)	16,000	139,971
West Japan Railway Co. (a)	2,000	96,765

		434,127

Trading Companies & Distributors - 0.3%
Sumitomo Corp.	7,200	90,137

		5,134,967

Company	Shares	U.S. $ Value
Consumer Discretionary - 16.5%
Auto Components - 0.3%
Cie Generale des Etablissements Michelin-Class B (a)	949	80,249

Automobiles - 1.7%
Brilliance China Automotive Holdings Ltd. (b)	84,000	103,062
Dongfeng Motor Group Co., Ltd.-Class H	70,000	104,941
Honda Motor Co., Ltd. (a)	4,000	159,610
Nissan Motor Co., Ltd.	5,700	59,464
Renault SA (a)	1,223	84,405

		511,482

Distributors - 0.2%
Genuine Parts Co. (a)	718	54,805

Hotels, Restaurants & Leisure - 5.0%
Dunkin’ Brands Group, Inc. (a)	1,689	65,550
Flight Centre Ltd. (c)	3,320	131,444
Galaxy Entertainment Group Ltd. (b)	26,000	116,221
HIS Co., Ltd.	2,200	94,888
International Game Technology (a)	4,212	71,393
Lottomatica Group SpA (a)	4,055	103,448
Paddy Power PLC (Ireland listing)	1,492	125,655
Paddy Power PLC (London listing)	1,500	126,032
Sands China Ltd. (a)	42,800	225,041
Starbucks Corp. (a)	1,283	78,058
Tatts Group Ltd.	26,993	91,539
Tim Hortons, Inc.	1,704	92,316
William Hill PLC (a)	27,141	179,847

		1,501,432

Household Durables - 0.9%
Jarden Corp. (a)(b)	3,678	165,547
Sekisui House Ltd. (a)	6,800	101,927

		267,474

Internet & Catalog Retail - 0.2%
Liberty Interactive Corp. (a)(b)	3,582	76,261

Leisure Equipment & Products - 0.7%
Amer Sports Oyj	4,972	84,714
Sankyo Co., Ltd.	2,500	113,943

		198,657

Media - 2.0%
British Sky Broadcasting Group PLC (a)	11,755	154,057
Cineplex, Inc.	3,513	119,396
Discovery Communications, Inc.-Class C (a)(b)	913	64,723
Rightmove PLC	4,007	119,538
Starz-Liberty Capital (a)(b)	2,571	60,110
Wolters Kluwer NV	3,675	81,322

		599,146

Company	Shares	U.S. $ Value
Multiline Retail - 1.5%
Big Lots, Inc. (a)(b)	1,796	65,410
Intime Department Store Group Co., Ltd.	145,500	172,142
J Front Retailing Co., Ltd. (a)	13,900	116,778
Nordstrom, Inc. (a)	1,756	99,372

		453,702

Specialty Retail - 1.9%
Aoyama Trading Co., Ltd.	3,000	89,773
Carphone Warehouse Group PLC	31,520	115,060
Home Depot, Inc. (The) (a)	2,244	164,598
TJX Cos., Inc. (a)	4,003	195,226

		564,657

Textiles, Apparel & Luxury Goods - 2.1%
Carter’s, Inc. (a)(b)	2,218	145,035
Hanesbrands, Inc. (a)(b)	1,365	68,468
Hugo Boss AG (a)	1,097	127,855
LVMH Moet Hennessy Louis Vuitton SA (a)	592	102,585
NIKE, Inc.-Class B (a)	1,794	114,098
Salvatore Ferragamo Italia SpA	3,009	89,910

		647,951

		4,955,816

Consumer Staples - 11.4%
Beverages - 1.0%
Asahi Group Holdings Ltd. (a)	4,300	106,930
Brown-Forman Corp.-Class B (a)	1,501	105,820
PepsiCo, Inc. (a)	1,029	84,862

		297,612

Food & Staples Retailing - 4.1%
Alimentation Couche Tard, Inc.	1,692	103,003
Booker Group PLC	44,885	83,022
Costco Wholesale Corp. (a)	1,991	215,884
Distribuidora Internacional de Alimentacion SA (a)	26,721	207,126
Jean Coutu Group PJC, Inc. (The)	6,050	100,588
Kroger Co. (The) (a)	6,214	213,637
UNY Group Holdings Co., Ltd.	8,800	62,630
Wesfarmers Ltd. (a)	3,209	144,368
Woolworths Ltd.	2,518	95,103

		1,225,361

Food Products - 4.6%
Bunge Ltd. (a)	1,498	108,170
ConAgra Foods, Inc. (a)	3,059	108,197
JM Smucker Co. (The) (a)	1,779	183,646
MEIJI Holdings Co., Ltd. (a)	2,700	121,889
Nestle SA (a)	3,000	213,937
Smithfield Foods, Inc. (a)(b)	3,427	87,731
Tyson Foods, Inc.-Class A (a)	7,829	192,828

Company	Shares	U.S. $ Value
Unilever PLC (a)	3,822	165,595
Want Want China Holdings Ltd. (a)	130,000	206,519

		1,388,512

Household Products - 0.3%
Energizer Holdings, Inc. (a)	1,091	105,380

Personal Products - 1.0%
Beiersdorf AG (a)	1,281	116,036
Hengan Intl Group Co. Ltd.	17,000	176,420

		292,456

Tobacco - 0.4%
Altria Group, Inc. (a)	3,715	135,635

		3,444,956

Energy - 11.0%
Energy Equipment & Services - 2.8%
Core Laboratories NV	500	72,390
Diamond Offshore Drilling, Inc. (a)	2,351	162,454
National Oilwell Varco, Inc. (a)	2,865	186,855
Schlumberger Ltd. (a)	2,708	201,557
Seadrill Ltd.	3,251	125,273
Tecnicas Reunidas SA	2,151	104,230

		852,759

Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp. (a)	2,842	240,888
Beach Energy Ltd.	56,496	79,805
Chevron Corp. (a)	897	109,443
Concho Resources, Inc. (a)(b)	2,063	177,686
Crescent Point Energy Corp. (c)	2,515	96,062
Enbridge, Inc.	2,724	129,623
EnQuest PLC (b)	75,226	150,713
Essar Energy PLC (b)	19,756	43,992
Exxon Mobil Corp. (a)	2,097	186,612
Inpex Corp. (a)	20	96,786
Kunlun Energy Co., Ltd.	58,000	113,966
Noble Energy, Inc. (a)	1,683	190,667
Oil Search Ltd.	11,981	92,434
Peyto Exploration & Development Corp.	2,523	72,626
Santos Ltd. (a)	8,174	104,996
Statoil ASA (a)	6,000	146,888
Suncor Energy, Inc. (Toronto)	3,969	123,744
Total SA (a)	3,200	161,079
Tourmaline Oil Corp. (b)	1,790	71,017
Woodside Petroleum Ltd.	1,704	66,479

		2,455,506

		3,308,265

Company	Shares	U.S. $ Value
Health Care - 9.6%
Biotechnology - 1.4%
Actelion Ltd. (a)(b)	1,556	95,271
Amgen, Inc. (a)	1,321	137,662
CSL Ltd. (a)	1,165	76,136
Gilead Sciences, Inc. (a)(b)	2,194	111,104

		420,173

Health Care Equipment & Supplies - 0.8%
Becton Dickinson and Co. (a)	1,048	98,826
Nipro Corp.	12,700	126,775

		225,601

Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.-Class A (a)	3,474	188,013
McKesson Corp. (a)	982	103,915
Medipal Holdings Corp. (a)	6,100	95,709
Ramsay Health Care Ltd. (a)	3,267	108,485
WellPoint, Inc. (a)	1,550	113,026

		609,148

Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)(b)	988	63,914

Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co. (a)	1,726	68,557
Eli Lilly & Co. (a)	2,787	154,344
Haw Par Corp. Ltd.	21,100	133,014
KYORIN Holdings, Inc. (a)	3,600	96,191
Merck & Co., Inc. (a)	2,384	112,048
Otsuka Holdings Co., Ltd. (c)	4,100	147,855
Pfizer, Inc. (a)	5,504	160,001
Roche Holding AG-Bearer	900	224,860
Sanofi (a)	1,870	202,176
Sihuan Pharmaceutical Holdings Group Ltd. (c)	224,000	125,862
Sino Biopharmaceutical	200,000	138,005

		1,562,913

		2,881,749

Information Technology - 7.3%
Communications Equipment - 0.4%
Cisco Systems, Inc. (a)	5,629	117,759

Electronic Equipment, Instruments & Components - 0.7%
Hitachi Ltd. (a)	17,000	108,644
Ingram Micro, Inc.-Class A (a)(b)	6,130	109,175

		217,819

Internet Software & Services - 1.3%
AOL, Inc. (a)(b)	2,830	109,351
carsales.com Ltd.	8,764	87,932
Dena Co., Ltd. (c)	3,900	111,096

Company	Shares	U.S. $ Value
Moneysupermarket.com Group PLC	30,000	93,527

		401,906

IT Services - 1.2%
DST Systems, Inc. (a)	1,676	115,895
Fiserv, Inc. (a)(b)	861	78,446
Visa, Inc.-Class A (a)	999	168,292

		362,633

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc. (a)	3,418	150,358
Applied Materials, Inc. (a)	4,017	58,287
ASML Holding NV	1,674	124,567
KLA-Tencor Corp. (a)	1,174	63,689
Tokyo Electron Ltd.	3,100	158,671

		555,572

Software - 1.8%
Dassault Systemes SA (a)	1,700	207,531
Intuit, Inc. (a)	1,144	68,228
Micro Focus International PLC	10,236	106,554
Microsoft Corp. (a)	5,189	171,756

		554,069

		2,209,758

Materials - 6.8%
Chemicals - 4.3%
Air Water, Inc. (a)	9,500	153,827
DuluxGroup Ltd. (a)	22,326	108,677
Ecolab, Inc. (a)	1,328	112,375
Filtrona PLC	6,614	72,739
Koninklijke DSM NV (a)	2,065	133,101
Methanex Corp.	1,850	78,411
Monsanto Co. (a)	1,780	190,140
Nitto Denko Corp.	1,400	91,979
PPG Industries, Inc. (a)	1,035	152,290
Sherwin-Williams Co. (The) (a)	799	146,305
WR Grace & Co. (a)(b)	754	58,141

		1,297,985

Construction Materials - 0.2%
Boral Ltd. (a)	14,491	75,217

Containers & Packaging - 0.6%
Amcor Ltd./Australia (a)	9,501	97,574
Ball Corp. (a)	1,624	71,651

		169,225

Metals & Mining - 1.4%
Aurubis AG	850	53,624
HudBay Minerals, Inc.	10,413	82,688
Osisko Mining Corp. (b)	24,498	103,347

Company	Shares	U.S. $ Value
Rio Tinto Ltd.	1,642	95,561
Sherritt International Corp.	15,524	72,577

		407,797

Paper & Forest Products - 0.3%
Norbord, Inc. (b)	2,496	83,245

		2,033,469

Utilities - 2.9%
Electric Utilities - 1.0%
Emera, Inc. (c)	3,173	116,218
Southern Co. (The) (a)	3,854	185,878

		302,096

Gas Utilities - 0.5%
Osaka Gas Co., Ltd. (a)	35,000	151,691

Independent Power Producers & Energy Traders - 0.6%
AES Corp./VA (a)	8,552	118,531
Northland Power, Inc. (c)	3,819	74,109

		192,640

Multi-Utilities - 0.4%
Consolidated Edison, Inc. (a)	1,749	111,324

Water Utilities - 0.4%
Beijing Enterprises Water Group Ltd. (c)	422,000	128,589

		886,340

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
BT Group PLC (a)	30,866	132,713
China Telecom Corp., Ltd.-Class H (a)	306,000	156,385
Iliad SA (a)	572	130,772
Nippon Telegraph & Telephone Corp. (a)	1,500	74,595

		494,465

Total Common Stocks (cost $27,461,795)		31,285,705

SHORT-TERM INVESTMENTS - 31.3%
Investment Companies - 31.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $9,430,098)	9,430,098	9,430,098

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 135.1% (cost $36,891,893)		40,715,803

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AllianceBernstein Exchange Reserves - Class I, 0.09% (d) (cost $733,654)	733,654	733,654

Total Investments Before Securities Sold Short - 137.5% (cost $37,625,547)		41,449,457

SECURITIES SOLD SHORT - (99.1)%
COMMON STOCKS - (97.3)%
Financials - (18.5)%
Capital Markets - (2.0)%
Bank of New York Mellon Corp. (The)	(5,535)	(156,197)
Julius Baer Group Ltd. (b)	(3,802)	(151,564)
Northern Trust Corp.	(2,238)	(120,673)
Perpetual Ltd.	(1,478)	(63,161)
TD Ameritrade Holding Corp.	(5,002)	(99,590)

		(591,185)

Commercial Banks - (5.6)%
Aozora Bank Ltd.	(32,000)	(100,259)
Bank of Nova Scotia	(1,646)	(94,909)
Bank of Queensland Ltd.	(10,815)	(112,589)
BB&T Corp.	(4,202)	(129,296)
Canadian Western Bank	(3,414)	(96,444)
China CITIC Bank Corp. Ltd.	(225,000)	(126,948)
Danske Bank A/S (b)	(4,170)	(78,967)
DNB ASA	(8,252)	(135,131)
Hiroshima Bank Ltd. (The)	(13,000)	(68,531)
Hokuhoku Financial Group, Inc.	(36,000)	(84,009)
Iyo Bank Ltd. (The)	(9,500)	(99,499)
M&T Bank Corp.	(813)	(81,463)
PNC Financial Services Group, Inc.	(1,621)	(110,033)
Seven Bank Ltd.	(34,900)	(123,927)
Shinsei Bank Ltd.	(41,000)	(115,075)
Suruga Bank Ltd.	(8,000)	(141,537)

		(1,698,617)

Consumer Finance - (0.4)%
Credit Saison Co., Ltd.	(3,600)	(105,306)

Diversified Financial Services - (1.4)%
Eurazeo	(2,437)	(129,308)
Hong Kong Exchanges and Clearing Ltd.	(8,800)	(148,303)
Onex Corp.	(1,496)	(74,618)
Pargesa Holding SA	(1,126)	(78,536)

		(430,765)

Company	Shares	U.S. $ Value
Insurance - (5.7)%
Aflac, Inc.	(2,046)	(111,384)
AMP Ltd.	(19,051)	(106,774)
Berkshire Hathaway, Inc.-Class B (b)	(1,051)	(111,742)
China Life Insurance Co., Ltd.-Class H	(57,000)	(157,661)
China Pacific Insurance Group Co., Ltd.	(33,400)	(120,166)
Delta Lloyd NV	(6,780)	(130,368)
Fairfax Financial Holdings Ltd.	(377)	(151,238)
Loews Corp.	(2,396)	(107,029)
NKSJ Holdings, Inc.	(4,000)	(101,525)
Phoenix Group Holdings	(12,833)	(126,497)
Ping An Insurance Group Co.-Class H	(13,500)	(107,061)
Power Corp. of Canada	(3,123)	(84,100)
Principal Financial Group, Inc.	(2,215)	(79,962)
SCOR SE	(3,600)	(109,259)
Willis Group Holdings PLC	(2,961)	(117,492)

		(1,722,258)

Real Estate Investment Trusts (REITs) - (0.3)%
American Capital Agency Corp.	(2,500)	(83,275)

Real Estate Management & Development - (3.1)%
Brookfield Asset Management, Inc.	(1,850)	(71,414)
Cheung Kong Holdings Ltd.	(7,000)	(105,823)
City Developments Ltd.	(13,800)	(126,519)
GuocoLand Ltd.	(46,000)	(84,419)
Hongkong Land Holdings Ltd.	(20,000)	(145,624)
Lend Lease Group	(7,532)	(84,185)
LSR Group (GDR) (e)	(18,912)	(82,267)
Sun Hung Kai Properties Ltd.	(7,053)	(102,078)
Swire Pacific Ltd.	(11,500)	(146,340)

		(948,669)

		(5,580,075)

Industrials - (16.3)%
Aerospace & Defense - (1.0)%
Finmeccanica SpA (b)	(18,820)	(98,035)
Honeywell International, Inc.	(1,408)	(103,544)
United Technologies Corp.	(1,145)	(104,527)

		(306,106)

Air Freight & Logistics - (0.6)%
FedEx Corp.	(982)	(92,318)
Toll Holdings Ltd.	(12,072)	(71,417)

		(163,735)

Airlines - (0.9)%
Air China Ltd.	(148,000)	(120,168)
International Consolidated Airlines Group SA (b)	(11,886)	(50,361)
Southwest Airlines Co.	(8,225)	(112,682)

		(283,211)

Building Products - (0.4)%
Geberit AG	(500)	(122,191)

Commercial Services & Supplies - (2.4)%
Aggreko PLC	(4,203)	(116,510)

Company	Shares	U.S. $ Value
Edenred	(3,780)	(125,925)
G4S PLC	(17,107)	(83,270)
Park24 Co., Ltd.	(5,600)	(112,997)
Progressive Waste Solutions Ltd.	(4,392)	(97,871)
Secom Co., Ltd.	(1,800)	(100,393)
Waste Management, Inc.	(2,111)	(86,509)

		(723,475)

Construction & Engineering - (0.8)%
Eiffage SA	(2,081)	(92,289)
Quanta Services, Inc. (b)	(2,805)	(77,082)
UGL Ltd.	(7,977)	(83,258)

		(252,629)

Electrical Equipment - (0.7)%
ABB Ltd. (b)	(4,700)	(106,582)
AMETEK, Inc.	(2,382)	(96,971)

		(203,553)

Industrial Conglomerates - (1.5)%
3M Co.	(1,018)	(106,595)
General Electric Co.	(4,484)	(99,949)
Jardine Matheson Holdings Ltd.	(2,400)	(155,904)
Keihan Electric Railway Co., Ltd.	(23,000)	(98,934)

		(461,382)

Machinery - (3.5)%
Illinois Tool Works, Inc.	(3,870)	(249,847)
Komatsu Ltd.	(4,400)	(120,551)
NGK Insulators Ltd.	(10,000)	(120,871)
PACCAR, Inc.	(1,818)	(90,500)
Parker Hannifin Corp.	(1,338)	(118,507)
Schindler Holding AG	(705)	(105,795)
Stanley Black & Decker, Inc.	(1,289)	(96,430)
Sulzer AG	(503)	(85,958)
Xylem, Inc.	(2,481)	(68,848)

		(1,057,307)

Marine - (0.3)%
Neptune Orient Lines Ltd. (b)	(85,000)	(75,833)

Professional Services - (0.2)%
IHS, Inc.-Class A (b)	(545)	(53,099)

Road & Rail - (1.4)%
Aurizon Holdings Ltd.	(15,359)	(66,115)
Canadian National Railway Co.	(964)	(94,376)
Odakyu Electric Railway Co., Ltd.	(9,000)	(108,387)
Tobu Railway Co., Ltd.	(28,000)	(162,770)

		(431,648)

Trading Companies & Distributors - (1.4)%
MISUMI Group, Inc.	(3,900)	(119,078)
Travis Perkins PLC	(6,164)	(137,536)
WW Grainger, Inc.	(611)	(150,593)

		(407,207)

Company	Shares	U.S. $ Value
Transportation Infrastructure - (1.2)%
Atlantia SpA	(4,787)	(85,585)
Groupe Eurotunnel SA	(10,224)	(85,659)
Jiangsu Expressway Co., Ltd.	(108,000)	(118,755)
Sydney Airport	(20,995)	(75,328)

		(365,327)

		(4,906,703)

Consumer Discretionary - (15.2)%
Auto Components - (0.5)%
Continental AG	(1,190)	(141,548)

Automobiles - (0.7)%
Guangzhou Automobile Group Co., Ltd.	(132,000)	(108,800)
Suzuki Motor Corp.	(3,900)	(100,215)

		(209,015)

Distributors - (0.6)%
Li & Fung Ltd.	(80,000)	(103,622)
LKQ Corp. (b)	(2,585)	(62,247)

		(165,869)

Hotels, Restaurants & Leisure - (2.5)%
Carnival PLC	(2,244)	(81,017)
Chipotle Mexican Grill, Inc.-Class A (b)	(250)	(90,797)
Darden Restaurants, Inc.	(1,329)	(68,616)
Echo Entertainment Group Ltd.	(33,258)	(124,817)
Genting Singapore PLC	(120,000)	(149,964)
Wynn Macau Ltd. (b)	(32,800)	(99,760)
Yum! Brands, Inc.	(1,874)	(127,657)

		(742,628)

Household Durables - (0.9)%
Panasonic Corp.	(13,800)	(99,455)
SEB SA	(1,000)	(72,508)
Sony Corp.	(6,800)	(111,778)

		(283,741)

Leisure Equipment & Products - (0.3)%
Namco Bandai Holdings, Inc.	(5,500)	(100,245)

Media - (2.5)%
Cogeco Cable, Inc.	(2,086)	(92,845)
DIRECTV (b)	(2,282)	(129,070)
JCDecaux SA	(4,649)	(127,908)
Pearson PLC	(8,750)	(159,141)
Quebecor, Inc.	(2,235)	(104,046)
UBM PLC	(13,491)	(153,436)

		(766,446)

Multiline Retail - (2.3)%
David Jones Ltd.	(30,903)	(95,522)
Dollar General Corp. (b)	(1,383)	(72,040)
Dollarama, Inc.	(1,273)	(93,253)
Family Dollar Stores, Inc.	(1,675)	(102,795)
Macy’s, Inc.	(1,487)	(66,320)

Company	Shares	U.S. $ Value
Marks & Spencer Group PLC	(27,815)	(177,049)
Parkson Retail Group Ltd.	(172,500)	(94,103)

		(701,082)

Specialty Retail - (3.5)%
AutoZone, Inc. (b)	(296)	(121,091)
Bed Bath & Beyond, Inc. (b)	(1,222)	(84,074)
Dufry AG (b)	(772)	(102,848)
Fast Retailing Co., Ltd.	(290)	(106,347)
Hennes & Mauritz AB-Class B	(3,459)	(122,842)
Hikari Tsushin, Inc.	(1,700)	(92,701)
Kingfisher PLC	(35,503)	(172,993)
L Brands, Inc.	(2,217)	(111,759)
Tiffany & Co.	(1,185)	(87,311)
Ulta Salon Cosmetics & Fragrance, Inc. (b)	(645)	(56,534)

		(1,058,500)

Textiles, Apparel & Luxury Goods - (1.4)%
Fossil, Inc. (b)	(705)	(69,175)
Lululemon Athletica, Inc. (b)	(1,212)	(92,269)
Swatch Group AG (The)	(843)	(84,773)
Under Armour, Inc.-Class A (b)	(1,090)	(62,217)
VF Corp.	(598)	(106,576)

		(415,010)

		(4,584,084)

Energy - (11.4)%
Energy Equipment & Services - (3.4)%
Baker Hughes, Inc.	(6,337)	(287,636)
Core Laboratories NV	(500)	(72,390)
FMC Technologies, Inc. (b)	(2,280)	(123,804)
Petrofac Ltd.	(2,800)	(58,851)
SBM Offshore NV (b)	(5,220)	(83,763)
Tenaris SA	(6,719)	(149,796)
Transocean Ltd. (b)	(3,142)	(161,198)
WorleyParsons Ltd.	(3,890)	(91,966)

		(1,029,404)

Oil, Gas & Consumable Fuels - (8.0)%
Apache Corp.	(1,800)	(132,984)
Athabasca Oil Corp. (b)	(9,040)	(65,414)
Caltex Australia Ltd.	(4,054)	(90,559)
Canadian Natural Resources Ltd.	(2,703)	(79,283)
ConocoPhillips	(3,840)	(232,128)
Devon Energy Corp.	(1,496)	(82,370)
Encana Corp.	(3,616)	(66,653)
Galp Energia SGPS SA	(8,032)	(128,727)
Kinder Morgan, Inc./DE	(2,150)	(84,065)
Murphy Oil Corp.	(3,459)	(214,769)
New Hope Corp. Ltd.	(19,470)	(75,567)
Origin Energy Ltd.	(6,373)	(81,590)
Paramount Resources Ltd. (b)	(2,109)	(75,467)
Pengrowth Energy Corp.	(13,774)	(70,275)
Penn West Petroleum Ltd.	(6,907)	(63,760)
PetroChina Co., Ltd.-Class H	(76,000)	(96,872)

Company	Shares	U.S. $ Value
Premier Oil PLC (b)	(15,663)	(90,904)
Southwestern Energy Co. (b)	(3,010)	(112,634)
Spectra Energy Corp.	(3,699)	(116,629)
Talisman Energy, Inc.	(6,670)	(79,978)
TonenGeneral Sekiyu KK	(11,000)	(111,159)
Tullow Oil PLC	(6,567)	(102,365)
Ultra Petroleum Corp. (b)	(7,626)	(163,196)

		(2,417,348)

		(3,446,752)

Consumer Staples - (10.3)%
Beverages - (2.2)%
Carlsberg A/S	(770)	(71,586)
Coca-Cola Amatil Ltd.	(6,211)	(97,572)
Coca-Cola Co. (The)	(2,793)	(118,228)
Molson Coors Brewing Co.-Class B	(2,581)	(133,179)
Monster Beverage Corp. (b)	(1,011)	(57,020)
Treasury Wine Estates Ltd.	(10,092)	(61,167)
Tsingtao Brewery Co., Ltd.	(16,000)	(107,219)

		(645,971)

Food & Staples Retailing - (2.7)%
Casino Guichard Perrachon SA	(1,500)	(162,246)
China Resources Enterprise Ltd.	(42,000)	(144,192)
Metcash Ltd.	(31,650)	(134,307)
Shoppers Drug Mart Corp.	(2,065)	(92,484)
Sysco Corp.	(3,656)	(127,448)
Tesco PLC	(26,400)	(150,163)

		(810,840)

Food Products - (2.4)%
Ebro Foods SA	(4,080)	(83,695)
General Mills, Inc.	(2,359)	(118,941)
Maple Leaf Foods, Inc.	(5,233)	(69,188)
McCormick & Co., Inc./MD	(1,817)	(130,715)
Mondelez International, Inc.-Class A	(3,487)	(109,666)
Orkla ASA	(9,857)	(88,884)
Tingyi Cayman Islands Holding Corp.	(40,000)	(110,928)

		(712,017)

Household Products - (1.2)%
Church & Dwight Co., Inc.	(2,014)	(128,675)
Colgate-Palmolive Co.	(720)	(85,975)
Unicharm Corp.	(2,400)	(155,187)

		(369,837)

Personal Products - (0.3)%
Shiseido Co., Ltd.	(7,000)	(100,235)

Tobacco - (1.5)%
Lorillard, Inc.	(2,075)	(88,997)
Philip Morris International, Inc.	(1,119)	(106,965)
Reynolds American, Inc.	(2,387)	(113,191)

Company	Shares	U.S. $ Value
Swedish Match AB	(4,327)	(150,106)

		(459,259)

		(3,098,159)

Materials - (7.7)%
Chemicals - (5.2)%
Air Products & Chemicals, Inc.	(828)	(72,003)
Akzo Nobel NV	(2,076)	(125,204)
Ashland, Inc.	(599)	(51,041)
Dow Chemical Co. (The)	(3,030)	(102,747)
EI du Pont de Nemours & Co.	(1,880)	(102,479)
FMC Corp.	(1,778)	(107,925)
Johnson Matthey PLC	(4,430)	(167,111)
Mitsui Chemicals, Inc.	(34,000)	(78,684)
Orica Ltd.	(4,030)	(95,565)
Potash Corp. of Saskatchewan, Inc.	(2,047)	(86,151)
Praxair, Inc.	(1,040)	(118,872)
Sigma-Aldrich Corp.	(797)	(62,716)
Sumitomo Chemical Co., Ltd.	(46,000)	(154,039)
Toray Industries, Inc.	(15,000)	(105,458)
Yara International ASA	(2,700)	(126,829)

		(1,556,824)

Construction Materials - (0.3)%
Fletcher Building Ltd.	(12,970)	(98,169)

Containers & Packaging - (0.5)%
Crown Holdings, Inc. (b)	(2,084)	(88,945)
MeadWestvaco Corp.	(1,759)	(60,650)

		(149,595)

Metals & Mining - (1.7)%
Franco-Nevada Corp.	(2,025)	(88,160)
Newcrest Mining Ltd.	(4,077)	(71,422)
Nippon Steel & Sumitomo Metal Corp.	(45,000)	(119,856)
Sandfire Resources NL (b)	(13,735)	(80,274)
Silver Wheaton Corp.	(3,470)	(84,834)
Yamana Gold, Inc.	(5,829)	(72,150)

		(516,696)

		(2,321,284)

Health Care - (7.2)%
Biotechnology - (0.2)%
Regeneron Pharmaceuticals, Inc. (b)	(337)	(72,502)

Health Care Equipment & Supplies - (3.0)%
Ansell Ltd.	(5,979)	(98,034)
DENTSPLY International, Inc.	(1,482)	(62,763)
Fresenius SE & Co. KGaA	(1,115)	(139,880)
Getinge AB	(5,337)	(160,926)
Hologic, Inc. (b)	(4,576)	(93,213)
Olympus Corp. (b)	(5,600)	(140,603)
St Jude Medical, Inc.	(1,427)	(58,821)
Terumo Corp.	(3,000)	(149,041)

		(903,281)

Company	Shares	U.S. $ Value
Health Care Providers & Services - (1.3)%
Laboratory Corp. of America Holdings (b)	(675)	(63,018)
Quest Diagnostics, Inc.	(1,319)	(74,299)
Shanghai Pharmaceuticals Holding Co., Ltd.	(54,600)	(112,603)
Sinopharm Group Co., Ltd.	(30,800)	(91,785)
Universal Health Services, Inc.-Class B	(840)	(55,936)

		(397,641)

Life Sciences Tools & Services - (0.3)%
Agilent Technologies, Inc.	(2,025)	(83,916)

Pharmaceuticals - (2.4)%
Actavis, Inc. (b)	(629)	(66,504)
Allergan, Inc./United States	(885)	(100,492)
Forest Laboratories, Inc. (b)	(1,986)	(74,296)
Guangzhou Pharmaceutical Co., Ltd. (b)	(20,000)	(65,398)
Johnson & Johnson	(1,192)	(101,594)
Merck KGaA	(802)	(122,182)
Mitsubishi Tanabe Pharma Corp.	(8,500)	(129,296)
Perrigo Co.	(590)	(70,452)

		(730,214)

		(2,187,554)

Information Technology - (7.0)%
Computers & Peripherals - (0.7)%
Fujitsu Ltd.	(27,000)	(113,402)
Toshiba Corp.	(16,000)	(88,227)

		(201,629)

Electronic Equipment, Instruments & Components - (1.6)%
Amphenol Corp.-Class A	(1,083)	(81,788)
Corning, Inc.	(4,254)	(61,683)
Hexagon AB	(4,579)	(131,364)
Hoya Corp.	(6,000)	(120,218)
Keyence Corp.	(300)	(95,204)

		(490,257)

Internet Software & Services - (0.4)%
Rackspace Hosting, Inc. (b)	(1,290)	(62,178)
Telecity Group PLC	(4,206)	(60,365)

		(122,543)

IT Services - (2.8)%
Alliance Data Systems Corp. (b)	(739)	(126,938)
Amdocs Ltd.	(2,662)	(95,033)
Automatic Data Processing, Inc.	(1,959)	(131,919)
Cognizant Technology Solutions Corp.-Class A (b)	(1,142)	(74,001)
Computershare Ltd.	(8,055)	(82,979)
Fidelity National Information Services, Inc.	(2,821)	(118,623)
NTT Data Corp.	(35)	(110,813)
Paychex, Inc.	(3,060)	(111,415)

		(851,721)

Semiconductors & Semiconductor Equipment - (1.0)%
Avago Technologies Ltd.	(2,688)	(85,908)

Company	Shares	U.S. $ Value
Lam Research Corp. (b)	(2,598)	(120,080)
Maxim Integrated Products, Inc.	(2,666)	(82,459)

		(288,447)

Software - (0.5)%
SAP AG	(1,279)	(101,964)
VMware, Inc.-Class A (b)	(689)	(48,575)

		(150,539)

		(2,105,136)

Utilities - (2.0)%
Electric Utilities - (1.1)%
CLP Holdings Ltd.	(12,000)	(105,845)
Iberdrola SA	(21,061)	(113,236)
OGE Energy Corp.	(1,558)	(112,846)

		(331,927)

Gas Utilities - (0.4)%
Toho Gas Co., Ltd.	(18,000)	(107,322)

Independent Power Producers & Energy Traders - (0.3)%
TransAlta Corp.	(6,533)	(96,038)

Multi-Utilities - (0.2)%
Canadian Utilities Ltd.	(917)	(75,475)

		(610,762)

Telecommunication Services - (1.7)%
Diversified Telecommunication Services - (1.7)%
China Unicom Hong Kong Ltd.	(66,000)	(94,994)
Deutsche Telekom AG	(14,292)	(169,277)
HKT Trust / HKT Ltd.	(132,000)	(138,514)
Telefonica SA	(6,833)	(100,051)

		(502,836)

Total Common Stocks (proceeds $27,418,422)		(29,343,345)

Investment Companies - (1.8)%
Funds and Investment Trusts - (1.8)%
SPDR S&P 500 ETF Trust (proceeds $485,411)	(3,370)	(538,122)

Rights - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Banco Santander Sa-rts (b) (proceeds $2,230)	(11,349)	(2,376)

Total Securities Sold Short (proceeds $27,906,063)		(29,883,843)

Company	U.S. $ Value
Total Investments, Net of Securities Sold Short - 38.4% (cost $9,719,484) (f)	11,565,614
Other assets less liabilities - 61.6%	18,572,016

Net Assets - 100.0%	$30,137,630

(a)	Securities, or a portion thereof, with an aggregate market value of $20,065,753 have been segregated to collateralize short sales.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the market value of this security amounted to $(82,267) or (0.3)% of net assets.
(f)	As of April 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,276,532 and gross unrealized depreciation of investments was $(2,430,402), resulting in net unrealized appreciation of $1,846,130.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

GDR	-	Global Depositary Receipt
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust

NET COUNTRY EXPOSURE (TOP THREE)*
Long		Short

United States	2.3%	Sweden	-1.3%
United Kingdom	1.2	Hong Kong	-0.7
China	1.1	Denmark	-0.5

*	Holdings are expressed as a percentage of total net assets and may vary over time.

AllianceBernstein Market Neutral Strategy - Global

April 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of April 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$2,206,405	$3,729,515	$	– 0	–	$5,935,920
Industrials	2,113,882	3,021,085	– 0	–	5,134,967
Consumer Discretionary	2,067,113	2,888,703	– 0	–	4,955,816
Consumer Staples	1,745,381	1,699,575	– 0	–	3,444,956
Energy	2,021,624	1,286,641	– 0	–	3,308,265
Health Care	1,311,410	1,570,339	– 0	–	2,881,749
Information Technology	1,304,763	904,995	– 0	–	2,209,758
Materials	1,151,170	882,299	– 0	–	2,033,469
Utilities	606,060	280,280	– 0	–	886,340
Telecommunication Services	130,772	363,693	– 0	–	494,465
Short-Term Investments	9,430,098	– 0	–	– 0	–	9,430,098
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	733,654	– 0	–	– 0	–	733,654
Liabilities:
Common Stocks:
Financials	(1,963,126)	(3,616,949)	– 0	–	(5,580,075)
Industrials	(1,900,248)	(3,006,455)	– 0	–	(4,906,703)
Consumer Discretionary	(1,800,692)	(2,783,392)	– 0	–	(4,584,084)
Energy	(2,123,435)	(1,323,317)	– 0	–	(3,446,752)
Consumer Staples	(1,480,672)	(1,617,487)	– 0	–	(3,098,159)
Materials	(1,098,673)	(1,222,611)	– 0	–	(2,321,284)
Health Care	(977,806)	(1,209,748)	– 0	–	(2,187,554)
Information Technology	(1,200,600)	(904,536)	– 0	–	(2,105,136)
Utilities	(284,359)	(326,403)	– 0	–	(610,762)
Telecommunication Services	– 0	–	(502,836)	– 0	–	(502,836)
Investment Companies	(538,122)	– 0	–	– 0	–	(538,122)
Rights	– 0	–	– 0	–	(2,376)	(2,376)

Total Investments in Securities	11,454,599	113,391	+	(2,376)	11,565,614
Other Financial Instruments*	– 0	–	– 0	–	– 0	–	– 0	–

Total^	$11,454,599	$113,391	$(2,376)	$11,565,614

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights			Corporates - Investments Grades			Total
Balance as of 7/31/12	$	– 0	–		$ (9,763)		$ (9,763)
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		(1,416)		(1,416)
Change in unrealized appreciation/depreciation		(146)			765		619
Purchases		– 0	–		10,414		10,414
Sales		(2,230)			– 0	–	(2,230)
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 4/30/13		$(2,376)		$	– 0	–	$(2,376)

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/13		$(146)		$	– 0	–	$(146)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2013